Financial Risk Management_Financial Instruments In Foreign Currencies(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	₩ 41,669,192	₩ 36,020,127
Cash and due from financial institutions
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	5,490,428	4,908,492
Financial assets at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	7,107,723	6,646,418
Derivatives held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	347,845	220,681
Derivatives held for hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	83,610	32,996
Loans at amortized cost
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	18,133,279	15,084,655
Financial assets measured at fair value through other comprehensive income
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	5,057,842	4,125,134
Financial assets at amortized cost
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	2,884,287	2,611,145
Other financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	2,564,178	2,390,606
Financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	38,348,678	31,832,307
Financial liabilities at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	2,754,602	2,319,369
Derivatives held of trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	502,077	668,941
Derivatives held for hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	35,538	88,367
Deposits
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	15,908,851	12,299,902
Debts
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	10,616,032	10,101,518
Debentures
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	5,345,510	4,704,756
Other financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	3,186,068	1,649,454
Off-balance sheet items
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Off Balance Sheet Item In Foreign Currencies	19,422,027	15,743,573
USD | Financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	32,306,916	28,256,036
USD | Cash and due from financial institutions
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	2,581,674	1,950,546
USD | Financial assets at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	6,275,426	6,025,782
USD | Derivatives held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	244,010	163,064
USD | Derivatives held for hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	83,610	32,996
USD | Loans at amortized cost
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	14,478,537	12,372,434
USD | Financial assets measured at fair value through other comprehensive income
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	4,643,921	3,925,922
USD | Financial assets at amortized cost
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	2,380,000	2,257,057
USD | Other financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	1,619,738	1,528,235
USD | Financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	32,371,714	26,808,529
USD | Financial liabilities at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	2,754,602	2,319,369
USD | Derivatives held of trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	351,394	313,303
USD | Derivatives held for hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	35,538	88,367
USD | Deposits
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	12,266,565	9,294,189
USD | Debts
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	9,399,828	9,427,662
USD | Debentures
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	5,007,285	4,405,842
USD | Other financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	2,556,502	959,797
USD | Off-balance sheet items
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Off Balance Sheet Item In Foreign Currencies	18,702,327	15,211,436
JPY | Financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	1,156,233	1,199,158
JPY | Cash and due from financial institutions
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	354,484	417,682
JPY | Financial assets at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	43,124	87,764
JPY | Derivatives held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	22,729	2,947
JPY | Derivatives held for hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	0	0
JPY | Loans at amortized cost
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	484,087	354,111
JPY | Financial assets measured at fair value through other comprehensive income
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	21,267	36,538
JPY | Financial assets at amortized cost
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	0	0
JPY | Other financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	230,542	300,116
JPY | Financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	990,895	864,970
JPY | Financial liabilities at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	0
JPY | Derivatives held of trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	39,050	39,311
JPY | Derivatives held for hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	0
JPY | Deposits
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	766,720	629,083
JPY | Debts
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	125,096	90,778
JPY | Debentures
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	0
JPY | Other financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	60,029	105,798
JPY | Off-balance sheet items
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Off Balance Sheet Item In Foreign Currencies	32,694	32,619
EUR | Financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	2,497,907	2,209,624
EUR | Cash and due from financial institutions
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	377,651	594,103
EUR | Financial assets at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	610,820	432,047
EUR | Derivatives held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	25,226	31,370
EUR | Derivatives held for hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	0	0
EUR | Loans at amortized cost
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	795,285	807,019
EUR | Financial assets measured at fair value through other comprehensive income
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	71,078	32,842
EUR | Financial assets at amortized cost
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	304,484	287,732
EUR | Other financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	313,363	24,511
EUR | Financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	1,348,100	1,190,486
EUR | Financial liabilities at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	0
EUR | Derivatives held of trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	36,018	143,836
EUR | Derivatives held for hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	0
EUR | Deposits
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	791,638	592,495
EUR | Debts
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	419,155	286,123
EUR | Debentures
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	31,979
EUR | Other financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	101,289	136,053
EUR | Off-balance sheet items
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Off Balance Sheet Item In Foreign Currencies	176,756	1,262
GBP | Financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	349,197	212,999
GBP | Cash and due from financial institutions
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	128,600	120,795
GBP | Financial assets at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	23,034	18,481
GBP | Derivatives held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	698	308
GBP | Derivatives held for hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	0	0
GBP | Loans at amortized cost
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	178,628	45,335
GBP | Financial assets measured at fair value through other comprehensive income
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	0	0
GBP | Financial assets at amortized cost
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	0	0
GBP | Other financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	18,237	28,080
GBP | Financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	477,341	272,317
GBP | Financial liabilities at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	0
GBP | Derivatives held of trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	90
GBP | Derivatives held for hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	0
GBP | Deposits
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	45,892	48,418
GBP | Debts
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	408,918	220,150
GBP | Debentures
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	0
GBP | Other financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	22,531	3,659
GBP | Off-balance sheet items
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Off Balance Sheet Item In Foreign Currencies	0	0
CNY | Financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	2,992,825	2,589,491
CNY | Cash and due from financial institutions
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	1,207,769	1,145,607
CNY | Financial assets at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	6,131	8,585
CNY | Derivatives held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	6,786	4,643
CNY | Derivatives held for hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	0	0
CNY | Loans at amortized cost
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	1,205,297	990,705
CNY | Financial assets measured at fair value through other comprehensive income
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	282,390	125,571
CNY | Financial assets at amortized cost
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	97,845	38,802
CNY | Other financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	186,607	275,578
CNY | Financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	1,690,836	1,567,055
CNY | Financial liabilities at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	0
CNY | Derivatives held of trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	7,806	4,062
CNY | Derivatives held for hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	0
CNY | Deposits
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	1,477,097	1,267,102
CNY | Debts
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	15,092	11,393
CNY | Debentures
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	0
CNY | Other financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	190,841	284,498
CNY | Off-balance sheet items
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Off Balance Sheet Item In Foreign Currencies	252,369	270,018
Others | Financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	2,366,114	1,552,819
Others | Cash and due from financial institutions
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	840,250	679,759
Others | Financial assets at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	149,188	73,759
Others | Derivatives held for trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	48,396	18,349
Others | Derivatives held for hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	0	0
Others | Loans at amortized cost
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	991,445	515,051
Others | Financial assets measured at fair value through other comprehensive income
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	39,186	4,261
Others | Financial assets at amortized cost
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	101,958	27,554
Others | Other financial assets
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Asset Reporting Currency Denominated Value	195,691	234,086
Others | Financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	1,469,792	1,128,950
Others | Financial liabilities at fair value through profit or loss
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	0
Others | Derivatives held of trading
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	67,809	168,339
Others | Derivatives held for hedging
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	0	0
Others | Deposits
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	560,939	468,615
Others | Debts
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	247,943	65,412
Others | Debentures
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	338,225	266,935
Others | Other financial liabilities
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Liability Reporting Currency Denominated Value	254,876	159,649
Others | Off-balance sheet items
Financial Statement Line Items With Differences In Reported Amount And Reporting Currency Denominated Amounts Line Items [Line Items]
Off Balance Sheet Item In Foreign Currencies	₩ 257,881	₩ 228,238